Geographic and Other Information - Revenue and Non-current Assets by Geography (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [Line Items]
Revenue	₩ 29,878,043	₩ 24,261,561	₩ 23,475,567
Property, plant and equipment	20,558,446	20,139,703	22,087,645
Intangible assets	1,644,898	1,020,088	873,448
Domestic [member]
Disclosure of geographical areas [Line Items]
Revenue	632,531	912,049	1,264,639
Property, plant and equipment	12,006,204	11,736,856
Intangible assets	1,452,823	874,849
China [member]
Disclosure of geographical areas [Line Items]
Revenue	19,866,707	16,685,746	15,432,503
Property, plant and equipment	6,393,129	6,723,704
Intangible assets	83,655	39,396
Vietnam [member]
Disclosure of geographical areas [Line Items]
Property, plant and equipment	2,146,652	1,663,807
Intangible assets	19,954	7,688
Other countries [member]
Disclosure of geographical areas [Line Items]
Property, plant and equipment	12,461	15,336
Intangible assets	88,466	98,155
Foreign countries [member]
Disclosure of geographical areas [Line Items]
Revenue	29,245,512	23,349,512	22,210,928
Property, plant and equipment	8,552,242	8,402,847
Intangible assets	192,075	145,239
Asia (excluding China) [member]
Disclosure of geographical areas [Line Items]
Revenue	3,256,126	2,297,290	2,404,739
United States [member]
Disclosure of geographical areas [Line Items]
Revenue	3,263,055	2,070,944	1,940,321
Europe (excluding Poland) [member]
Disclosure of geographical areas [Line Items]
Revenue	1,159,669	1,215,345	1,475,942
Poland [member]
Disclosure of geographical areas [Line Items]
Revenue	₩ 1,699,955	₩ 1,080,187	₩ 957,423